Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	.

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for CEO (1)	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Non-CEO NEOs (3)	Average Compensation Actually Paid to Non-CEO NEOs (2)(3)	Total Stockholder Return (4)	Peer Group Total Stockholder Return (5)	Net Income (Loss)	Operating Margin (6)
2025	1,193,811	(633,054)	982,024	323,480	80	139	(99,873,000)	(4.1)%
2024	1,226,011	2,299,841	1,000,452	1,315,576	237	126	129,907,000	11.0%
2023	1,232,090	908,818	982,393	956,923	143	123	92,901,000	8.8%
2022	1,147,402	2,055,927	828,823	935,448	168	92	168,632,000	11.9%
2021	1,000,165	896,040	871,654	862,679	93	113	73,733,000	5.9%

(1)
Represents the total compensation of Tim Phillips, the Company’s Chief Executive Officer, as reported in the Summary Compensation Table for each fiscal year presented
(2)
“Compensation Actually Paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K and reflects adjustments to the Summary Compensation Table totals, including adjustments related to equity awards and pension benefits, as applicable. See the Reconciliation of Compensation Actually Paid Adjustments table below for additional details.
(3)
Since Jude M. Beres, the Company’s Chief Financial Officer, is the only non-CEO named executive officer, the amounts reported for non-CEO named executive officers reflect compensation for Mr. Beres for all periods presented.
(4)
Total Stockholder Return (“TSR”) assumes an initial investment of $100 on December 31, 2020 and is calculated by dividing (a) the sum of the cumulative amount of dividends paid during the applicable period, assuming dividend reinvestment, and (b) the difference between the Company’s stock price at the end and the beginning of the measurement period, by the stock price at the beginning of the measurement period.
(5)
Peer Group TSR is calculated using the same methodology as Company TSR and is based on the Nasdaq Transportation Index, which is the same peer group used in the Company’s performance graph included in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2025.
(6)
Operating margin is calculated as income from operations divided by total revenues, as reported in the Company’s audited financial statements for the applicable fiscal year.

Year	Summary Compensation Table “Total” Column ($)	Subtract Summary Compensation Table “Stock Awards” Column ($)	Add Year-End Fair Value of Unvested Equity Awards Granted in Year ($)	Add / (Subtract) Year Over Year Change in Fair Value of Unvested Equity Awards Granted in Prior Years ($)	Add / (Subtract) Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year ($)	Compensation Actually Paid ($)
CEO
2025	1,193,811	(175,020)	89,424	(1,670,432)	(70,837)	(633,054)
2024	1,226,011	(164,913)	237,050	932,019	69,674	2,299,841
2023	1,232,090	(252,007)	255,935	(325,200)	(2,000)	908,818
2022	1,147,402	—	—	911,250	(2,725)	2,055,927
2021	1,000,165	—	—	(112,450)	8,325	896,040
Non-CEO NEOs (1)
2025	982,024	(223,599)	114,244	(481,484)	(67,705)	323,480
2024	1,000,452	(166,927)	239,945	207,030	35,076	1,315,576
2023	982,393	(232,887)	236,517	(27,100)	(2,000)	956,923
2022	828,823	—	—	109,350	(2,725)	935,448
2021	871,654	—	—	(17,300)	8,325	862,679

(1)
Since Jude M. Beres, the Company’s Chief Financial Officer, is the only non-CEO named executive officer, the amounts reported for non-CEO named executive officers reflect compensation for Mr. Beres for all periods presented.

Company Selected Measure Name	Operating Margin
Named Executive Officers, Footnote	(1) Represents the total compensation of Tim Phillips, the Company’s Chief Executive Officer, as reported in the Summary Compensation Table for each fiscal year presented
Peer Group Issuers, Footnote
(5)
Peer Group TSR is calculated using the same methodology as Company TSR and is based on the Nasdaq Transportation Index, which is the same peer group used in the Company’s performance graph included in Part II, Item 5 of its Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

PEO Total Compensation Amount	$ 1,193,811	$ 1,226,011	$ 1,232,090	$ 1,147,402	$ 1,000,165
PEO Actually Paid Compensation Amount	$ (633,054)	2,299,841	908,818	2,055,927	896,040
Adjustment To PEO Compensation, Footnote
(2)
“Compensation Actually Paid” (“CAP”) is calculated in accordance with Item 402(v) of Regulation S-K and reflects adjustments to the Summary Compensation Table totals, including adjustments related to equity awards and pension benefits, as applicable. See the Reconciliation of Compensation Actually Paid Adjustments table below for additional details.

Non-PEO NEO Average Total Compensation Amount	$ 982,024	1,000,452	982,393	828,823	871,654
Non-PEO NEO Average Compensation Actually Paid Amount	$ 323,480	1,315,576	956,923	935,448	862,679
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Since Jude M. Beres, the Company’s Chief Financial Officer, is the only non-CEO named executive officer, the amounts reported for non-CEO named executive officers reflect compensation for Mr. Beres for all periods presented.

Equity Valuation Assumption Difference, Footnote
(4)
Total Stockholder Return (“TSR”) assumes an initial investment of $100 on December 31, 2020 and is calculated by dividing (a) the sum of the cumulative amount of dividends paid during the applicable period, assuming dividend reinvestment, and (b) the difference between the Company’s stock price at the end and the beginning of the measurement period, by the stock price at the beginning of the measurement period.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income	Relationship Between Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure	Relationship Between Compensation Actually Paid and Operating Margin
Tabular List, Table	• operating margin, • revenue growth, and • EBITDA margin.
Total Shareholder Return Amount	$ 80	237	143	168	93
Peer Group Total Shareholder Return Amount	139	126	123	92	113
Net Income (Loss)	$ (99,873,000)	$ 129,907,000	$ 92,901,000	$ 168,632,000	$ 73,733,000
Company Selected Measure Amount	(4.1)	11	8.8	11.9	5.9
PEO Name	Tim Phillips	Tim Phillips	Tim Phillips	Tim Phillips	Tim Phillips
Measure:: 1
Pay vs Performance Disclosure
Name	operating margin
Non-GAAP Measure Description	(6) Operating margin is calculated as income from operations divided by total revenues, as reported in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 2
Pay vs Performance Disclosure
Name	revenue growth, and
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA margin.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (175,020)	$ (164,913)	$ (252,007)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	89,424	237,050	255,935
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,670,432)	932,019	(325,200)	$ 911,250	$ (112,450)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(70,837)	69,674	(2,000)	(2,725)	8,325
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(223,599)	(166,927)	(232,887)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,244	239,945	236,517
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(481,484)	207,030	(27,100)	109,350	(17,300)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (67,705)	$ 35,076	$ (2,000)	$ (2,725)	$ 8,325